Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Schedule of subsidiaries and specific purpose entities
		Total and voting interest - %
		Headquarters	2018	2017	2016
Direct and Indirect subsidiaries
Alclor Química de Alagoas Ltda ("Alclor")	(i)	Brazil			100.00
BM Insurance Company Limited ("BM Insurance")	(ii)	Bermuda	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Austria Finance GmbH ("Braskem Austria Finance")	(iii)	Austria			100.00
Braskem International GmbH ("Braskem Austria")	(iv)	Austria		100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Braskem Petroquímica Ltda. ("Braskem Petroquímica")	(v)	Brazil			100.00
Cetrel S.A. ("Cetrel")		Brazil	63.66	63.66
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.66	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Multimercado Crédito Privado Sol (“FIM Sol”)	(vi)	Brazil			100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")	(vii)	Brazil	100.00

(i)        Merged into the subsidiary Braskem Petroquímica in April 2016.

(ii)      Created in October 2018.

(iii)     Terminated in January 2016.

(iv)     Terminated in June 2018.

(v)      Merged into the Braskem in December 2017.

(vi)     Contract terminated in 2016.

(vii)    Multi-asset fund created in December 2018.

Schedule of functional currencies
Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso

Schedule of exchange variation effects
	End of period rate at December 31			Average rate
							Variation
	2018	2017	Variation	2018	2017	2016	2018 - 2017	2017 - 2016
U.S. dollar - Brazilizan real	3.8748	3.3080	17.13%	3.6558	3.1925	3.4833	14.51%	-8.35%
Euro - Brazilian real	4.4390	3.9693	11.83%	4.3094	3.6089	3.8543	19.41%	-6.37%
Mexican peso - Brazilian real	0.1972	0.1681	17.31%	0.1901	0.1694	0.1871	12.24%	-9.50%
U.S. dollar - Mexican peso	19.6655	19.6890	-0.12%	19.2363	18.9142	18.6987	1.70%	1.15%
U.S. dollar - Euro	0.8729	0.8464	3.13%	0.8471	0.8871	0.9041	-4.50%	-1.89%

Schedule of effect from new accounting standard
	Classification by category		Book value
	IAS 39	IFRS 9	IAS 39	IFRS 9

Cash and cash equivalents
Cash and banks	Loans and receivables	Amortized cost	1,428,766	1,428,766
Financial investments in Brazil	Loans and receivables	Fair value through profit or loss	1,706,784	1,706,784
Financial investments abroad	Held-for-trading	Fair value through profit or loss	639,543	639,543
			3,775,093	3,775,093

Financial investments
LFT's and LF's	Held-for-trading	Fair value through profit or loss	1,816,889	1,816,889
Time deposit investments	Loans and receivables	Amortized cost	440,616	440,616
Time deposit investments	Held-for-trading	Fair value through profit or loss	15,764	15,764
Other	Held-for-trading	Fair value through profit or loss	39,739	39,739
			2,313,008	2,313,008

Trade accounts receivable	Loans and receivables	Amortized cost	3,244,851	3,235,463
Trade accounts receivable	Loans and receivables	Fair value through other comprehensive income	73,841	73,240

Derivatives	Financial assets measured at fair value	Fair value through profit or loss	74,378	74,378